Investments Accounted For Using the Equity Method - Summary of Changes in Investments in Associates and Joint Ventures Accounted For Using the Equity Method (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments accounted for using Equity Method, Beginning balance	$ 1,770	[1]	$ 43,596
Additions	0		0
Loss on investments accounted using equity method	3,310		2,706
Dividends Declared	(1,641)		(1,790)
Foreign Currency Translation	(484)		1,988
Other Comprehensive Income	0		(391)
Other Increase (Decrease)	0		(44,547)
Investments accounted for using Equity Method, Ending balance before negative provision and transfer	2,955		1,562
Negative equity provision	(208)		208
Investments accounted for using Equity Method, Ending balance	$ 2,747		$ 1,770	[1]
Colombia [Member] | Distribuidora Electrica De Cundinamarca S.A [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Taxpayer ID No.	Foreigner
Associates and Joint Ventures	Distribuidora Eléctrica de Cundinamarca S.A.
Relationship	Joint Venture
Country	Colombia
Currency	Colombian peso
Ownership Interest			49.00%
Investments accounted for using Equity Method, Beginning balance	$ 0		$ 41,532
Additions			0
Loss on investments accounted using equity method			1,443
Dividends Declared			(398)
Foreign Currency Translation			2,361
Other Comprehensive Income			(391)
Other Increase (Decrease)			(44,547)
Investments accounted for using Equity Method, Ending balance before negative provision and transfer			0
Negative equity provision			0
Investments accounted for using Equity Method, Ending balance			$ 0
Yacylec S.A. [Member] | Argentina [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Taxpayer ID No.	Foreigner
Associates and Joint Ventures	Yacylec S.A.
Relationship	Associate
Country	Argentina
Currency	Argentine peso
Ownership Interest	22.22%		22.22%
Investments accounted for using Equity Method, Beginning balance	$ 0		$ 343
Additions	0		0
Loss on investments accounted using equity method	1,606		(525)
Dividends Declared	0		0
Foreign Currency Translation	(177)		(26)
Other Comprehensive Income	0		0
Other Increase (Decrease)	0		0
Investments accounted for using Equity Method, Ending balance before negative provision and transfer	1,429		(208)
Negative equity provision	(208)		208
Investments accounted for using Equity Method, Ending balance	$ 1,221		$ 0
Sacme S.A. [Member] | Argentina [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Taxpayer ID No.	Foreigner
Associates and Joint Ventures	Sacme S.A.
Relationship	Associate
Country	Argentina
Currency	Argentine peso
Ownership Interest	50.00%		50.00%
Investments accounted for using Equity Method, Beginning balance	$ 17		$ 21
Additions	0		0
Loss on investments accounted using equity method	0		0
Dividends Declared	0		0
Foreign Currency Translation	(3)		(4)
Other Comprehensive Income	0		0
Other Increase (Decrease)	0		0
Investments accounted for using Equity Method, Ending balance before negative provision and transfer	14		17
Negative equity provision	0		0
Investments accounted for using Equity Method, Ending balance	$ 14		$ 17
Central Termica Manuel Belgrano [Member] | Argentina [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Taxpayer ID No.	Foreigner
Associates and Joint Ventures	Central Termica Manuel Belgrano
Relationship	Associate
Country	Argentina
Currency	Argentine peso
Ownership Interest	25.60%		25.60%
Investments accounted for using Equity Method, Beginning balance	$ 971		$ 877
Additions	0		0
Loss on investments accounted using equity method	1,101		997
Dividends Declared	(1,076)		(721)
Foreign Currency Translation	(166)		(182)
Other Comprehensive Income	0		0
Other Increase (Decrease)	0		0
Investments accounted for using Equity Method, Ending balance before negative provision and transfer	830		971
Negative equity provision	0		0
Investments accounted for using Equity Method, Ending balance	$ 830		$ 971
Central Termica San Martin [Member] | Argentina [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Taxpayer ID No.	Foreigner
Associates and Joint Ventures	Central Termica San Martin
Relationship	Associate
Country	Argentina
Currency	Argentine peso
Ownership Interest	25.60%		25.60%
Investments accounted for using Equity Method, Beginning balance	$ 769		$ 807
Additions	0		0
Loss on investments accounted using equity method	603		791
Dividends Declared	(565)		(671)
Foreign Currency Translation	(136)		(158)
Other Comprehensive Income	0		0
Other Increase (Decrease)	0		0
Investments accounted for using Equity Method, Ending balance before negative provision and transfer	671		769
Negative equity provision	0		0
Investments accounted for using Equity Method, Ending balance	$ 671		$ 769
Central Vuelta Obligado S.A. [Member] | Argentina [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Taxpayer ID No.	Foreigner
Associates and Joint Ventures	Central Vuelta Obligado S.A.
Relationship	Associate
Country	Argentina
Currency	Argentine peso
Ownership Interest	40.90%		40.90%
Investments accounted for using Equity Method, Beginning balance	$ 13		$ 16
Additions	0		0
Loss on investments accounted using equity method	0		0
Dividends Declared	0		0
Foreign Currency Translation	(2)		(3)
Other Comprehensive Income	0		0
Other Increase (Decrease)	0		0
Investments accounted for using Equity Method, Ending balance before negative provision and transfer	11		13
Negative equity provision	0		0
Investments accounted for using Equity Method, Ending balance	$ 11		$ 13

[1]	As Restated